OMB APPROVAL
OMB Number:	3235-0578
Expires:	February 28, 2006
Estimated average burden hours per response	20.00

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21123

AGILEX Funds

(Exact name of registrant as specified in charter)

200 East Broward Blvd.

Suite 920

Fort Lauderdale, FL 33301

(Address of principal executive offices)           (Zip code)

CITCO Mutual Fund Services, Inc.

83 General Warren Blvd., Suite 200

Malvern, PA 19355

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-356-5740

Date of fiscal year end:      12/31/2006
Date of reporting period:     3/31/2006

Item 1. Schedule of Investments.

AGILEX FUNDS
Principal Protected Total Index Series I: Schedule of Investments
March 31, 2006 (Unaudited)

	Face Amount	Market Value
Fixed Income Security - 91.57%
U.S. Treasury Security - 91.57%
U.S. Treasury Strips
0.00%, due 05/15/10
(Cost $2,223,830)	2,564,000	$2,111,733

	Number of Contracts
Options - 11.18%
Call Option - 11.18%
S&P 500 Composite Stock Index
December 2006, strike price @$1,200	5	71,050

S&P Mid-Cap 400 Index
December 2006, strike price @$700	10	121,250

iShares Russell 2000 Index
January 2007, strike price @$55	10	22,300

Nasdaq 100 Index Tracking Stock
January 2007, strike price @$35	50	43,250

Total Options (Cost $248,075)		257,850

Total Investments - 102.75%		2,369,583
(Cost $2,471,905)

Liabilities in excess of other assets,
Net - (2.75%)		(63,455)
TOTAL NET ASSETS -- 100%		$2,306,128

The following information is presented on an income tax basis as of March 31, 2006:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$2,471,905	$11,075	($113,397)	($102,322)

AGILEX FUNDS
Principal Protected LS Series I: Schedule of Investments
March 31, 2006 (Unaudited)

	Face Amount	Market Value
Fixed Income Security - 90.51%
U.S. Treasury Security - 90.51%
U.S. Treasury Strips
0.00%, due 05/15/10
(Cost $380,440)	438,000	$360,741

	Number of Contracts
Options - 6.32%
Call Option - 6.32%
S&P 500 Composite Stock Index
December 2006, strike price @$1,275
(Cost $28,509)	3	25,200

Total Investments - 96.83%		385,941
(Cost $408,949)

Cash and other assets
less liabilities - 3.17%		12,626
TOTAL NET ASSETS -- 100%		$398,567

The following information is presented on an income tax basis as of March 31, 2006:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$408,949	$0	($23,008)	($23,008)

AGILEX FUNDS
Total Index Protected Growth Fund II: Schedule of Investments
March 31, 2006 (Unaudited)

	Face Amount	Value
Fixed Income Security - 80.28%
U.S. Treasury Security - 80.28%
U.S. Treasury Strips
0.00%, due 11/15/10
(Cost $4,675,910)	5,601,000	$4,519,822

	Number of Contracts
Options - 15.69%
Call Options - 15.69%
S&P 500 Composite Stock Index
December 2006, strike price @$1,200	10	142,100

S&P Mid-Cap 400 Index
December 2006, strike price @$700	10	121,250

iShares Russell 2000 Index
January 2007, strike price @$55	75	167,250

Nasdaq-100 Index Tracking Stock
January 2007, strike price @$35	100	86,500

iShares Lehman 20+ Year Treasury
January 2007, strike price @$85	75	26,625

S&P Mid-Cap 400 Index
March 2007, strike price @$750	15	139,350

S&P 500 Composite Stock Index
June 2007, strike price @$1,250	15	200,250

Total Options (Cost $876,538)		883,325

Total Investments - 95.97%		5,403,147
(Cost $5,552,448)

Cash and other assets
less liabilities - 4.03%		227,134
TOTAL NET ASSETS -- 100%		$5,630,281

The following information is presented on an income tax basis as of March 31, 2006:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$5,552,448	$57,782	($207,083)	($149,301)

AGILEX FUNDS
LS Protected Growth Fund II: Schedule of Investments
March 31, 2006 (Unaudited)

	Face Amount	Value
Fixed Income Security - 84.74%
U.S. Treasury Security - 84.74%
U.S. Treasury Strips
0.00%, due 11/15/10
(Cost $212,687)	254,000	$204,970

	Number of Contracts
Options - 10.42%
Call Options - 10.42%
S&P 500 Composite Stock Index
December 2006, strike price @$1,275
(Cost $28,509)	3	25,200

Total Investments - 95.16%		230,170
(Cost $241,196)

Cash and other assets
less liabilities - 4.84%		11,719
TOTAL NET ASSETS -- 100%		$241,889

The following information is presented on an income tax basis as of March 31, 2006:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost	Appreciation	Depreciation	(Depreciation)

$241,196	$0	($11,026)	($11,026)

AGILEX FUNDS
Total Index Growth Fund III: Schedule of Investments
March 31, 2006 (Unaudited)

	Face Amount	Value
Fixed Income Security - 68.95%
U.S. Treasury Security - 68.95%
U.S. Treasury Strips
0.00%, due 05/15/11
(Cost $1,442,357)	1,798,000	$1,420,451

	Number of Contracts
Options - 23.43%
Call Options - 23.43%
S&P 500 Composite Stock Index
December 2006, strike price @$1,200	10	142,100

iShares Russell 2000 Index
January 2007, strike price @$55	50	111,500

Nasdaq-100 Index Tracking Stock
January 2007, strike price @$35	50	43,250

S&P Mid-Cap 400 Index
March 2007, strike price @$750	20	185,800

Total Options (Cost $445,377)		482,650

Total Investments - 92.38%		1,903,101
(Cost $1,887,734)

Cash and other assets
less liabilities - 7.62%		156,984
TOTAL NET ASSETS -- 100%		$2,060,085

The following information is presented on an income tax basis as of March 31, 2006:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$1,887,734	$40,423	($25,056)	$15,367

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Agilex Funds

By /s/Robert M. Gunville
      Robert M. Gunville, President

Date: May 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Robert M. Gunville
      Robert M. Gunville, President

Date: May 12, 2006

By /s/Charles F. Fistel
      Charles F. Fistel, Chief Financial Officer

Date: May 12, 2006